INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of Current and Deferred Components of Income Tax
The current and deferred components of income tax are as follows:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Current tax expense	(32)	(30)	(26)
Deferred tax expense	14	(2)	(54)
Total income tax expense	(18)	(32)	(80)

Schedule of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction
Using a composite statutory income tax rate applicable by tax jurisdiction, the income tax can be reconciled as follows:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Income before income tax	82	222	49
Composite statutory income tax rate applicable by tax jurisdiction	30.3%	24.1%	31.9%
Income tax expense calculated at composite statutory tax rate applicable by tax jurisdiction	(25)	(53)	(16)
Tax effect of:
Changes in recognized and unrecognized deferred tax assets (A)	(10)	30	(61)
Change in tax laws and rates (B)	21	—	(11)
Other	(4)	(9)	8
Income tax expense	(18)	(32)	(80)
Effective income tax rate	22%	14%	163%

(A)
For the year ended December 31, 2018, changes mainly relate to non-recurring transactions, especially the gain on the sale of the North Building of the Sierre plant and termination of an existing lease agreement, that generated a significant taxable profit compensated by the use of previously unrecognized tax losses carried forward. For the year ended December 31, 2017, changes mainly relate to unrecognized tax losses carried forward.

(B)
For the year ended December 31, 2019, the change in tax laws and rates relates mainly to the application of the Swiss Federal Tax Reform voted in May 2019 and enacted in the Canton where one of our entities is located. For the year ended December 31, 2017, the change in tax laws and rates relates mainly to the decrease in the U.S. income tax rate from 40% to 27% for €16 million and to the gradual decrease in the French tax rate to 25.82% starting 2022.